DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details)				12 Months Ended
	Mar. 29, 2019	May 24, 2018	Jun. 16, 2014	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Ownership interest subject to sales agreement				51.00%
Ownership interest subject to call option				49.00%
Canadian Malartic
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation	50.00%		50.00%	50.00%	50.00%
Brio Gold
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate		53.60%
Gualcamayo
Disclosure of information about consolidated structured entities [line items]
Ownership interest in associate		100.00%
Leagold Mining Corporation
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		20.50%		20.50%